Note 23 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Credit commitments	$ 701,104	$ 481,389
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	635,433	405,426
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 65,671	$ 75,963